SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of Net Loss Per Ordinary Shares (Details) - USD ($)	2 Months Ended	3 Months Ended					6 Months Ended	8 Months Ended	9 Months Ended	11 Months Ended
	Mar. 31, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020
Numerator For Calculation Of Earnings Per Share
Net income (loss)	$ (4,984)	$ 6,099,689	$ (2,695,148)	$ 20,557,534	$ (943,771)	$ (8,483,687)				$ (29,914,748)
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from calculation of diluted loss per share							25,483,334			25,483,334
Common Class B [Member]
Numerator For Calculation Of Earnings Per Share
Net income (loss)										$ (8,452,217)
Non-Redeemable Net Income (loss)		$ 1,219,938			$ (188,754)			$ (3,236,129)	$ 4,792,415
Denominator For Calculation Of Earnings Per Share
Redeemable Class A Ordinary Shares, Basic and Diluted		12,937,500			12,937,500			11,999,192	12,937,500	12,265,625
Basic and diluted net income per share		$ 0.09			$ (0.01)			$ (0.27)	$ 0.37	$ (0.69)
Common Class A [Member]
Numerator For Calculation Of Earnings Per Share
Net income (loss)										$ (21,462,531)
Non-Redeemable Net Income (loss)		$ 4,879,751			$ (755,017)			$ (6,196,313)	$ 19,169,660
Denominator For Calculation Of Earnings Per Share
Redeemable Class A Ordinary Shares, Basic and Diluted		51,750,000			51,750,000			22,975,216	51,750,000	31,145,833
Basic and diluted net income per share		$ 0.09			$ (0.01)			$ (0.27)	$ 0.37	$ (0.69)